Note 13 - Financial Instruments - Fair Value of Derivative Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands		Mar. 31, 2020		Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		$ 36,353		$ 144,512	$ 218,769
Fair value of derivative financial assets, non-current		28,792		9,255	64,662
Fair value of derivative financial liabilities, current		113,438		79,387	86,288
Non-current derivative financial liabilities		76,268		63,658	$ 51,871
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		24,549	[1]	115,483
Fair value of derivative financial assets, non-current		17,673	[1]	7,237
Fair value of derivative financial liabilities, current		57,461	[1]	49,601
Non-current derivative financial liabilities		51,836	[1]	50,174
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		6,915	[2]	18,212
Fair value of derivative financial assets, non-current		1,492	[2]	1,876
Fair value of derivative financial liabilities, current		53,917	[2]	16,142
Non-current derivative financial liabilities		24,432	[2]	8,583
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		4,519
Fair value of derivative financial assets, non-current		3,036		56
Fair value of derivative financial liabilities, current				1,555
Non-current derivative financial liabilities
Weather derivative [Member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[3]
Fair value of derivative financial assets, non-current	[3]
Fair value of derivative financial liabilities, current	[3]	280
Non-current derivative financial liabilities	[3]
Share swap [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets, non-current
Fair value of derivative financial liabilities, current				11,907
Non-current derivative financial liabilities
Other derivative options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		370		10,817
Fair value of derivative financial assets, non-current		6,591		86
Fair value of derivative financial liabilities, current		1,780		182
Non-current derivative financial liabilities				$ 4,901

[1]	(i) Physical forward contracts and options consist of: Electricity contracts with a total remaining volume of 32,588,054 MWh, a weighted average price of $50.95/MWh and expiry dates up to December 31, 2029. Natural gas contracts with a total remaining volume of 95,484,292 GJs, a weighted average price of $2.50/GJ and expiry dates up to October 31, 2025. Renewable energy certificates ("RECs") with a total remaining volume of 3,700,688 MWh, a weighted average price of $40.86/REC and expiry dates up to December 31, 2028. Electricity generation capacity contracts with a total remaining volume of 2,439 MWCap, a weighted average price of $6,682.09/MWCap and expiry dates up to May 31, 2024. Ancillary contracts with a total remaining volume of 297,045 MWh, a weighted average price of $24.64/MWh and expiry dates up to December 31, 2020.
[2]	(ii) Financial swap contracts and options consist of: Electricity contracts with a total remaining volume of 13,204,320 MWh, an average price of $45.70/MWh and expiry dates up to December 31, 2024. Natural gas contracts with a total remaining volume of 117,195,060 GJs, an average price of $3.39/GJ and expiry dates up to December 31, 2025. Electricity generation capacity contracts with a total remaining volume of 21 MWCap, a weighted average price of $209,152.32/MWCap and expiry dates up to October 31, 2020. Ancillary contracts with a total remaining volume of 396,060 MWh, a weighted average price of $23.23/MWh and expiry dates up to December 31, 2020.
[3]	(iii) Weather derivatives consist of: HDD natural gas swaps with price strikes ranging from US$1.75 to US$7.35/MmBTU and temperature strikes ranging by location from 1,051 to 5,059 HDD and an expiry date of March 31, 2021. HDD natural gas swaps with price strikes to be set on futures index and temperature strikes ranging by location from 1,051 to 5,059 HDD and an expiry date of March 31, 2022.